Accumulated Other Comprehensive Loss (Accumulated Other Comprehensive Loss) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Accumulated Other Comprehensive Income (Loss) [Abstract]
Unrealized gains on available for sale securities	$ 800	$ 823	$ 399
Unrecognized expense for defined benefit pension	(2,219)	(3,079)	(1,864)
Accumulated other comprehensive loss	$ (1,419)	$ (2,256)	$ (1,465)